ACQUISITION OF ACTIVE COMMUNICATIONS EUROPE. (''ACS'') (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	May. 31, 2015
Net assets acquired	$ 4,109	$ 3,434
Payments to Acquire Businesses, Gross	2,000
Business Combination Fair Value Of Earn Out Consideration	2,109		$ 432
Goodwill	$ 36,222	$ 33,749
Business Combination Acquired Core Technology Useful Life	7 years
Business Acquisition Percentage Of Outstanding Shares Acquired	100.00%
Earn Out Payment Description	(a) 20% of ACS Products net revenues (the "ACS Revenues") after the first $2,000 ACS Revenues up to an earn-out payment of $ 2,000, plus (b) an additional amount of 10% of ACS Revenues after the first $ 20,000 ACS Revenues (the "ACS Earn-Out").
Minimum [Member]
Business Combination Customer Relationship Useful Life	5 years
Maximum [Member]
Business Combination Customer Relationship Useful Life	7 years
ACTIVE COMMUNICATIONS EUROPE [Member]
Goodwill	$ 2,473
Business Combination, Deferred Payments Current	500
Business Combination, Deferred Payments Noncurrent	$ 500